Stockholders' Equity - Summary of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Class of Stock [Line Items]
Common stock, shares outstanding	175,912,194	137,911,975		168,713,296
Concentration Risk, Percentage	100.00%	100.00%	100.00%
Pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer
Class of Stock [Line Items]
Common stock, shares outstanding	101,849,247
Pre-combination Velodyne preferred stock outstanding
Class of Stock [Line Items]
Common stock, shares outstanding	24,772,759
Graf public stockholders
Class of Stock [Line Items]
Common stock, shares outstanding	44,260,188
Graf Founder shares
Class of Stock [Line Items]
Common stock, shares outstanding	2,575,000
PIPE shares
Class of Stock [Line Items]
Common stock, shares outstanding	2,455,000
Common Stock Outstanding | Stockholder Concentration Risk
Class of Stock [Line Items]
Concentration Risk, Percentage	100.00%
Common Stock Outstanding | Stockholder Concentration Risk | Pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer
Class of Stock [Line Items]
Concentration Risk, Percentage	57.90%
Common Stock Outstanding | Stockholder Concentration Risk | Pre-combination Velodyne preferred stock outstanding
Class of Stock [Line Items]
Concentration Risk, Percentage	14.10%
Common Stock Outstanding | Stockholder Concentration Risk | Graf public stockholders
Class of Stock [Line Items]
Concentration Risk, Percentage	25.10%
Common Stock Outstanding | Stockholder Concentration Risk | Graf Founder shares
Class of Stock [Line Items]
Concentration Risk, Percentage	1.50%
Common Stock Outstanding | Stockholder Concentration Risk | PIPE shares
Class of Stock [Line Items]
Concentration Risk, Percentage	1.40%